Net borrowings - Bonds issued and repaid (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Schedule of bonds issued and repaid [line items]
Repaid	£ (1,168)	£ (1,571)	£ (1,234)
Bonds issued and repaid	1,598	1,041	(1,234)
€ denominated
Schedule of bonds issued and repaid [line items]
Issued	2,270	1,136	0
Repaid	(1,168)	0	0
£ denominated
Schedule of bonds issued and repaid [line items]
Issued	496	0	0
US$ denominated
Schedule of bonds issued and repaid [line items]
Issued	0	1,476	0
Repaid	£ 0	£ (1,571)	£ (1,234)